Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Line Items]
Schedule of Depreciation Calculated at Equal Annual Rates

Depreciation is calculated at equal annual rates over the asset’s useful life, as follows:

%

Furniture and office equipment	7
Computers and electronic equipment	33 – 15
Molds and production equipment	33
Leasehold improvements (see below)	5 – 10

Right Of Use Asset [Member]
Significant Accounting Policies [Line Items]
Schedule of Depreciation Periods of Right-of-Use Assets	Set forth below are data regarding the depreciation periods of the relevant right-of-use assets by groups of right-of-use assets:
Years
Office space	5-10
Vehicles	3